Document and Entity Information	Sep. 06, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 06, 2024
Entity Registrant Name	INNOVEX INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address Address Line 1	19120 Kenswick Drive
Entity Address City Or Town	Humble
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77338
City Area Code	346
Local Phone Number	398-0000
Entity Information Former Legal Or Registered Name	Dril-Quip, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	INVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001042893
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	2050 West Sam Houston Parkway S.
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77042